Intangible Assets	12 Months Ended
Jun. 30, 2014
Intangible Assets [Abstract]
INTANGIBLE ASSETS

Note 6 – INTANGIBLE ASSETS

Intangible assets consist of the following of June 30, 2014 and 2013:

	June 30,	June 30,
	2014	2013
Moneytech and mPayments software	$6,608,596	$5,239,641
Accumulated amortization	(2,976,060)	(1,925,228)
	$3,632,536	$3,314,413

The intangible assets are amortized over 10-12 years. Amortization expense of $526,233 and $513,450 was included in cost of revenues for the years ended June 30, 2014 and 2013, respectively.